Restructuring - Summary of details of movement in restructuring charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Opening provision	$ 6,999	$ 6,022
Charge during the period	0	36,704
Utilization	(3,853)	(35,727)
Ending provision	$ 3,146	$ 6,999